Financial Liabilities At Amortised Cost - Bank Loans (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Bank Loans [Abstract]
Local financial institutions	$ 25,408,573	$ 59,869,301
Foreign financial institutions	2,672,067	1,742,790
BCRA	109,327	274,027
Total Bank Loans	$ 28,189,967	$ 61,886,118